Concentrations - Additional Information (Detail) $ in Millions	12 Months Ended
Jan. 31, 2021 USD ($)
Concentration Risk [Line Items]
Foreign bank deposits	$ 2.8
Top three customers exceeding 10% of consolidated accounts receivable | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%